Condensed Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (278)	$ (539)
Other comprehensive loss:
Foreign currency translation adjustment gain (loss)	48	(31)
Total comprehensive loss	$ (230)	$ (570)